Equity - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Oct. 01, 2021	Sep. 30, 2022	Oct. 01, 2021
Equity [Abstract]
Incremental stock-based compensation expense recorded as a result of equity conversion			$ 2.6
Stock-based compensation expenses	$ 4.2	$ 1.7	$ 9.5	$ 5.0